Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Comprehensive income [abstract]
Comprehensive income
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Hedging reserves	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2021		188	-3 968		-407	-4 187	-33	-4 220

Fair value adjustments on equity securities, net of taxes of USD 81 million [1]		-382				-382		-382

Net investment hedge, net of taxes of USD -30 million					91	91		91

Defined benefit plans, net of taxes of USD -104 million			-104			-104	1	-103

Currency translation effects, net of taxes of USD 18 million	8.1				-444	-444	-6	-450

Value adjustments recognized through other comprehensive income in 2022		-382	-104		-353	-839	-5	-844

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of nil		-4				-4		-4

Value adjustments related to divestments, net of taxes of USD -4 million			34			34		34

Value adjustments recognized through equity in 2022		-4	34			30		30

Value adjustments at December 31, 2022		-198	-4 038		-760	-4 996	-38	-5 034

Fair value adjustments on equity securities, net of taxes of USD -6 million [1]		37				37		37

Net investment hedge, net of taxes of USD 19 million					-50	-50		-50

Defined benefit plans, net of taxes of USD 16 million			-160			-160		-160

Currency translation effects, net of taxes of USD -6 million	8.1				1 373	1 373	2	1 375

Value adjustments recognized through other comprehensive income in 2023		37	-160		1 323	1 200	2	1 202

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD -7 million		1				1		1

Value adjustments related to divestments, net of taxes of USD -4 million		2	27			29		29

Value adjustments recognized through equity in 2023		3	27			30		30

Value adjustments at December 31, 2023		-158	-4 171		563	-3 766	-36	-3 802

Fair value adjustments on equity securities, net of taxes of USD -8 million [1]		64				64		64

Cash flow hedge – losses recognized in other comprehensive income, net of taxes of USD 3 million [2]				-24		-24		-24

Net investment hedge, net of taxes of USD -30 million					91	91		91

Defined benefit plans, net of taxes of USD -343 million			2 024			2 024		2 024

Currency translation effects, net of taxes of USD 6 million	8.1				-1 563	-1 563	-3	-1 566

Value adjustments recognized through other comprehensive income in 2024		64	2 024	-24	-1 472	592	-3	589

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 8 million		-81				-81		-81

Value adjustments recognized through equity in 2024		-81				-81		-81

Value adjustments at December 31, 2024		-175	-2 147	-24	-909	-3 255	-39	-3 294

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

[2] Includes USD 1 million that was recycled through the income statement as the hedged item has affected interest expense.